Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cash in operations			$ 5,172,135	$ 6,144,937	$ 8,507,300	$ 6,433,159
Cash					3,012,908
Cash equivalents	$ 0		0		0	0
Impairment losses					$ 560,000
Weighted average shares outstanding basic	1,331,891	536,886	1,053,259	518,166	13,032,717	8,100,410
Stock Options And Warrants [Member]
Property, Plant and Equipment [Line Items]
Antidilutive shares amount					22,950,155
Stock Option and Warrants [Member]
Property, Plant and Equipment [Line Items]
Antidilutive shares amount			958,693
Prefundend Warrants [Member]
Property, Plant and Equipment [Line Items]
Weighted average shares outstanding basic					3,381,479
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment asset useful life	20 years		20 years		20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment asset useful life	3 years		3 years		3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment asset useful life	10 years		10 years		10 years
Website [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment asset useful life	3 years		3 years		3 years